Omnibus Incentive Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Omnibus Incentive Compensation Plan (Table)

	Equity compensation plan
Unvested Shares	Shares	Value
Unvested on January 1, 2024	247,934	$3,769
Granted	178,170	3,149
Vested	(426,104)	(6,918)
Unvested on December 31, 2024	—	$—
Granted	1,050,000	19,184
Vested	(350,000)	(6,395)
Unvested on December 31, 2025	700,000	$12,789